Warrants - Schedule of Information Relating to Outstanding and Exercisable Warrants (Details) - Warrant [Member]	6 Months Ended
Jan. 31, 2026 $ / shares shares
Schedule of Information Relating to Outstanding and Exercisable Warrants [Line Items]
Outstanding and exercisable at beginning of the period Number | shares	137,086
Outstanding and exercisable at beginning of the period Weighted average exercise price | $ / shares	$ 21.6
Issued during the period - Number | shares	9,000,000
Issued during the period - Weighted average exercise price | $ / shares	$ 4.89
Exercised during the period Number | shares
Exercised during the period Weighted average exercise price | $ / shares
Outstanding and exercisable at end of the period Number | shares	9,137,086
Outstanding and exercisable at end of the period Weighted average exercise price | $ / shares	$ 5.14